Share-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Stock based compensation expense	$ 0.3	$ 0.1
Compensation cost value	$ 0.2
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Share-based compensation (in Shares)	931,437	939,330